                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No.   48    (File No. 2-54516)           X
                              ----                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   39    (File No. 811-2591)                         X
               ----                                             ------


IDS MONEY MARKET SERIES, INC.
IDS Tower 10
Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
     X   on Sept. 30, 1998 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i)
         75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year will be filed on or about September 24, 1997.

Cross reference sheet showing the location in the prospectus and Statement of Additional Information of the information called for by items enumerated in Parts A and B of Form N-1A.

Negative answers omitted are so indicated.

                                                               PART A

Item No.       Section in Prospectus
1              Cover page of prospectus

2  (a)         Sales charge and Fund expenses
   (b)         The Fund in brief
   (c)         The Fund in brief

3  (a)         Financial highlights
   (b)         NA
   (c)         Performance
   (d)         Financial highlights

4  (a)         The Fund in brief; Investment policies and risks; How the Fund is organized
   (b)         Investment policies and risks
   (c)         Investment policies and risks

5  (a)         Board members and officers
   (b)(i)      Investment manager; About American Express Financial Corporation
               - General information
   (b)(ii)     Investment manager
   (b)(iii)    Investment manager
   (c)         Portfolio manager
   (d)         Administrator and transfer agent
   (e)         Administrator and transfer agent
   (f)         Distributor
   (g)         Investment manager; About American Express Financial Corporation
               - General information

5A(a)          *
   (b)         *

6  (a)         Shares; Voting rights
   (b)         NA
   (c)         NA
   (d)         Voting rights
   (e)         Cover page; Special shareholder services
   (f)         Dividend and capital gain distributions; Reinvestments
   (g)         Taxes
   (h)         Alternative purchase arrangements

7  (a)         Distributor
   (b)         Valuing Fund shares
   (c)         How to purchase, exchange or redeem shares
   (d)         How to purchase shares
   (e)         NA
   (f)         Distributor
   (g)         Alternative purchase arrangements; Reductions and waivers of the sales charge

8  (a)         How to redeem shares
   (b)         NA
   (c)         How to purchase shares: Three ways to invest
   (d)         How to  purchase,  exchange  or  redeem  shares:
               Redemption  policies  - "Important...

9              None

                                                               PART B

Item No.       Section in Statement of Additional Information
10             Cover page of SAI

11             Table of Contents

12             NA

13 (a)         Additional Investment Policies; all appendices except Dollar-Cost
               Averaging
   (b)         Additional Investment Policies
   (c)         Additional Investment Policies
   (d)         Security Transactions

14 (a)         Board members and officers**; Board Members and Officers
   (b)         Board Members and Officers
   (c)         Board Members and Officers

15 (a)         NA
   (b)         Principal Holders of Securities, if applicable
   (c)         Board Members and Officers

16 (a)(i)      How the Fund is organized; About the American Express Financial
               Corporation**
   (a)(ii)     Agreements: Investment Management Services Agreement, Plan and
               Agreement of Distribution
   (a)(iii)    Agreements: Investment Management Services Agreement
   (b)         Agreements: Investment Management Services Agreement
   (c)         NA
   (d)         Agreements: Administrative Services Agreement, Shareholder
               Service Agreement
   (e)         NA
   (f)         Agreement: Distribution Agreement
   (g)         NA
   (h)         Custodian Agreement; Independent Auditors
   (i)         Agreements: Transfer Agency Agreement; Custodian Agreement
17 (a)         Security Transactions
   (b)         Brokerage Commissions Paid to Brokers Affiliated with American
               Express Financial Corporation
   (c)         Security Transactions
   (d)         Security Transactions
   (e)         Security Transactions

18 (a)         Shares; Voting rights**
   (b)         NA

19(a)          Investing in the Fund
   (b)         Valuing Fund Shares; Investing in the Fund
   (c)         Redeeming Shares

20             Taxes

21 (a)         Agreements: Distribution Agreement
   (b)         NA
   (c)         NA

22 (a)         Performance Information  (for money market funds only)
   (b)         Performance Information (for all funds except money market funds)
23             Financial Statements

*    Designates information is located in annual report.
**   Designates location in prospectus.

IDS Cash Management Fund


Prospectus
September 29, 1998


The goal of IDS Cash Management Fund, a part of IDS Money Market Series, Inc., is to provide maximum current income consistent with liquidity and stability of principal. The Fund invests in money market securities.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.


Additional  facts about the Fund are in a Statement  of  Additional  Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated by reference. For a free copy, contact American Express Shareholder Service.


Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the Fund:

o    is not a bank deposit
o    is not federally insured
o    is not endorsed by any bank or government agency
o    is not guaranteed to achieve its goal

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
800-862-7919
TTY: 800-846-4852
Web site address: http://www.americanexpress.com/advisors

Table of contents

The Fund in brief
         Goal
         Investment policies and risks
         Manager and distributor
         Portfolio manager
         Purchases

Sales charge and Fund expenses

Performance
         Financial highlights
         Yield

Investment policies and risks
         Facts about investments and their risks
         Alternative investment option
         Valuing Fund shares

How  to purchase, exchange or redeem shares Purchases How to purchase shares
         How to exchange shares How to redeem shares
         Class B - contingent deferred sales charge alternative Waivers of the contingent deferred sales charge

Special shareholder services
         Services
         Quick telephone reference

Distributions and taxes
         Dividend and capital gain distributions
         Reinvestments
         Taxes
         How to determine the correct TIN

How the Fund is organized
         Shares
         Voting rights
         Shareholder meetings
         Board members and officers
         Investment manager
         Administrator and transfer agent
         Distributor


About American Express Financial Corporation
         General information
         Year 2000

The Fund in brief

Goal

IDS Cash Management Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

Investment policies and risks


The Fund is a diversified mutual fund that invests in money market instruments, such as marketable debt securities issued by the U.S. government or its agencies or instrumentalities, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper. For further information, refer to the later section in the prospectus titled "Investment policies and risks."


Manager and distributor

The Fund is managed by American Express Financial Corporation (AEFC), a provider of financial services since 1894. AEFC currently manages more than $79 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc. (AEFA), a wholly-owned subsidiary of AEFC.

Portfolio manager


Terry Fettig joined AEFC in 1986 and serves as senior portfolio manager. He has managed this Fund since April 1993. He also serves as portfolio manager of IDS Intermediate Tax-Exempt Fund, IDS Tax-Free Money Fund, IDS Life Moneyshare Fund and IDS Life Series Fund, Money Market Portfolio.


Purchases

The Fund offers its shares in three classes. New investments must be made in Class A shares of the Fund. Class A shares have no sales charge or annual distribution (12b-1) fee. Class B and Class Y shares enable shareholders holding those classes in other IDS funds to exchange into the Fund. Class B shares have a contingent deferred sales charge (CDSC) and are subject to a 12b-1 fee. Class Y shares are sold without a sales charge or 12b-1 fee to qualifying institutional investors.

Sales charge and Fund expenses

Shareholder transaction expenses on Class B shares are incurred directly by an investor on the redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses

                                      Class A           Class B         Class Y
Maximum sales charge on purchases
(as a percentage of offering price)       0%                0%               0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)    0%                5%               0%

Annual Fund operating expenses (as a percentage of average daily net assets):


                              Class A            Class B             Class Y
Management fee                   0.27%              0.27%               0.27%
12b-1 fee                        0.00%              0.75%               0.00%
Other expenses*                  0.29%              0.30%               0.29%
Total                            0.56%              1.32%               0.56%


*Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                       1 year               3 years               5 years               10 years

Class A                $ 6                  $18                   $31                   $ 70
Class B                $63                  $82                   $92                   $138**
Class B*               $13                  $42                   $72                   $138**
Class Y                $ 6                  $18                   $31                   $ 70

*Assuming Class B shares are not redeemed at the end of the period.
**Based on conversion of Class B shares to Class A shares in the ninth year.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Financial highlights


     IDS Cash Management Fund

Performance
Financial highlights

                           Fiscal period ended July 31,
                           Per share income and capital changes(a)

                                                                             Class A
                              1998      1997       1996       1995      1994       1993       1992       1991       1990      1989

 Net asset value,            $1.00     $1.00      $1.00      $1.00     $1.00      $1.00      $1.00      $1.00      $1.00     $1.00
 beginning of period
                             Income from investment operations:
 Net investment income         .05       .05        .05        .05       .03        .02        .04        .07        .08       .08
(loss)

                             Less distributions:
 Dividends from net           (.05)     (.05)      (.05)      (.05)     (.03)      (.02)      (.04)      (.07)      (.08)     (.08)
 investment income

 Net asset value,            $1.00     $1.00      $1.00      $1.00     $1.00      $1.00      $1.00      $1.00      $1.00     $1.00
 end of period
                             Ratios/supplemental data
                                                                            Class A
                              1998      1997       1996       1995      1994       1993       1992       1991       1990      1989

 Net assets, end of period  $3,926    $3,094     $2,335     $1,707    $1,154     $1,053     $1,230     $1,655     $1,617    $1,392
 (in millions)

 Ratio of expenses to          .56%      .58%       .63%       .73%      .c4%       .c4%       .91%       .77%       .74%      .75%
 average daily net assets(b)

 Ratio of net income (loss)   5.15%     4.96%      4.97%      4.99%     2.61%      2.36%      3.84%      6.55%      7.81%     8.42%
 to average daily net assets

 Total return                  5.3%      5.1%       5.1%       5.0%      2.6%       2.4%       3.8%       6.7%       7.9%      8.7%


a  For a share outstanding throughout the period. Rounded to the nearest cent.
b Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
c During the fiscal years ended July 31, 1993 and 1994, AEFC voluntarily reimbursed the Fund for a portion of its expenses. Had AEFC not done so, the ratio of expenses to average daily net assets would have been 0.97%.



IDS Cash Management Fund


                           Fiscal period ended July 31,
                           Per share income and capital changes(a)

                                                 Class B                                             Class Y
                                    1998       1997       1996       1995 b               1998       1997       1996       1995 b

 Net asset value,                  $1.00      $1.00      $1.00      $1.00                $1.00      $1.00      $1.00      $1.00
 beginning of period
                             Income from investment operations:
 Net investment income               .04        .04        .04        .02                  .05        .05        .05        .02
 (loss)
                             Less distributions:
 Dividends from net                 (.04)      (.04)      (.04)      (.02)                (.05)      (.05)      (.05)      (.02)
 investment income

 Net asset value,                  $1.00      $1.00      $1.00      $1.00                $1.00      $1.00      $1.00      $1.00
 end of period
                             Ratios/supplemental data
                                                   Class B                                               Class Y
                                    1998       1997       1996       1995 b               1998       1997       1996       1995 b


 Net assets, end of period           $98       $147       $273        $98                  $72        $62        $57        $86
 (in millions)

 Ratio of expenses to               1.32%      1.34%      1.38%      1.d1%                 .56%       .58%       .62%       .d5%
 average daily net assets(c)

 Ratio of net income (loss)         4.38%      4.14%      4.15%      4.d3%                5.16%      4.96%      4.97%      5.d3%
 to average daily net assets

 Total return                       4.5%       4.3%       4.3%       2.0%                 5.3%       5.1%       5.1%       2.3%

a  For a share outstanding throughout the period. Rounded to the nearest cent.
b  Inception date was March 20, 1995.
c Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d  Adjusted to an annual basis.

The  information  in these  tables has been  audited by KPMG Peat  Marwick  LLP,
independent   auditors.   The  independent   auditors'   report  and  additional
information about the performance of the Fund are contained in the Fund's annual report which,  if not included  with this  prospectus,  may be obtained  without charge.

Yield


The Fund's annualized simple yield for the seven days ended July 31, 1998, was 4.98% for Class A, 4.22% for Class B and 4.98% for Class Y. The Fund's annualized compound yield for the same period was 5.10% for Class A, 4.30% for Class B and 5.10% for Class Y. The Fund calculates annualized simple and compound yields based on a seven-day period.


Past yields should not be considered an indicator of future yields.

Investment policies and risks

The Fund will limit its investments to those that are denominated in U.S. dollars, are of high quality and present minimal credit risk. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 13 months.


The various types of investments the investment manager uses to achieve investment performance are described in more detail in the next section and in the SAI.


Facts about investments and their risks

Money market instruments: The Fund invests in short-term government securities, bank obligations, commercial paper and repurchase agreements. Except as noted below, the commercial paper the Fund invests in must be rated in the highest category by at least two national rating services or, if unrated, be of comparable quality as determined by the board. The Fund may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Debt  securities:  The Fund may  invest in  negotiable  certificates  of deposit
(CDs),  fixed-time deposits,  bankers' acceptances and letters of credit of U.S.
banks, branches of domestic banks located outside the United States and U.S. branches of foreign banks. The Fund may invest in CDs issued by savings and loans and CDs of foreign banks issued outside the United States. (These CDs are commonly referred to as Eurodollar CDs.) The Fund also may invest in marketable securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Some of these securities are not direct obligations of the U.S government and consequently are not backed by the full faith and credit of the government.

Concentration: Depending on market conditions and the availability of other securities, the Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. The risk of concentrating investments in banks is that the value of these investments may be adversely affected by economic or regulatory developments in the banking industry and by the concentration of bank loan participations.

Foreign investments: Investments in foreign banks and branches of domestic banks outside the United States involve certain risks. Domestic banks are required to maintain specified levels of reserves, are limited in the amounts they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. Not all of these laws and regulations apply to the foreign branches of domestic banks. Domestic bank regulations do not apply to foreign banks. Eurodollar CDs and non-U.S. fixed-time deposits may be subject to political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of foreign deposits, penalties for early withdrawal of time deposits, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. The Fund may invest up to 35% of its total assets in foreign investments.

Securities that are illiquid: A security is illiquid if it cannot be sold quickly in the normal course of business. No more than 10% of the Fund's net assets will be held in illiquid securities.

The investment policies described above may be changed by the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares

The NAV is the value of a single Fund share. The NAV is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

The portfolio securities are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

How to purchase, exchange or redeem shares

Purchases

New investments must be made in Class A shares of the Fund. The Fund offers Class B and Class Y shares only to facilitate exchanges between classes of these shares in other IDS funds. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below.


                       Sales charge
                       and distribution
                       (12b-1) fee                                     Other information
Class A                None

Class B                No initial sales charge; maximum CDSC of         Shares convert to Class A in the
                       5%, declines to 0% after six years; 12b-1        ninth year of ownership; CDSC
                       fee of 0.75% of average daily net assets         waived in certain circumstances


Class Y                None                                             Available only to certain qualifying
                                                                        institutional investors

Conversion of Class B shares to Class A shares - During the ninth calendar year of owning your Class B shares, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. Class B shares that convert to Class A shares are not subject to a sales charge. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares. This means more of your money will be put to work for you.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:


o        Qualified employee benefit plans* if the plan:
         - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
         -    at least $10 million in plan assets or
         -    500 or more participants; or
         -    does not use daily transfer recordkeeping and has
         - at least $3 million invested in funds of the IDS MUTUAL FUND GROUP or - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These organizations must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

o        Nonqualified   deferred  compensation  plans*  whose  participants  are
         included in a qualified employee benefit plan described above.


* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.


How to purchase shares


If you are investing in this Fund for the first time, you will need to set up an account. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest.


Important: When opening an account, you must provide your correct Taxpayer Identification Number (Social Security or Employer Identification number). See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o        Investments   must  be  received  and   accepted  in  the   Minneapolis
         headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o        The minimums allowed for investment may change from time to time.


o Wire orders can be accepted only on days when your bank, American Express Client Service Corporation (AECSC), the Fund and Norwest Bank Minneapolis are open for business.


o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AECSC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o        You must pay any fee the bank charges for wiring.

o        The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                              Three ways to invest

1  By regular account

Send your check and application (or your name and account number if you have an established account) to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Your financial advisor will help you with this process.


Minimum amounts
Initial investment:                         $   2,000
Additional investments:                     $     100
Account balances:                           $   1,000*


2  By scheduled investment plan

Contact your financial advisor to set up one of the following scheduled plans:

o        automatic payroll deduction

o        bank authorization

o        direct deposit of Social Security check

o        other plan approved by the Fund

Minimum amounts
Initial investment:                         $   2,000
Additional investments:                     $     100/each payment
Account balances:                           $   1,000

If account balance is below $2,000, frequency of payments must be at least monthly.

3  By wire

If you have an established account, you may wire money to:

Norwest Bank Minneapolis
Routing No. 091000019
Minneapolis, MN
Attn: Domestic Wire Dept.

Give these instructions: Credit IDS Account #00-30-015 for personal account # (your account number) for (your name).

If this information is not included, the order may be rejected and all money received by the Fund, less any costs the Fund or AECSC incurs, will be returned promptly.

Minimum amounts
Each wire investment:                          $1,000

*If your account balance falls below $1,000, you will be asked in writing to bring it up to $1,000 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be redeemed and the proceeds mailed to you. If you are in a "wrap-fee" program sponsored by AEFA and your wrap program balance falls below the required program minimum or is terminated, your shares will be redeemed and the proceeds mailed to you.

How to exchange shares

New investments of Class A shares may be exchanged for either Class A or Class B shares of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state, except that exchanges into IDS Tax-Free Money Fund must be made from Class A shares. If you exchange shares from this Fund to another IDS fund, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another IDS fund into Class A shares of this Fund. Exchange rules are illustrated in the following tables:

Exchanges:
FROM                                    TO
-------------------------------------------------------------------------------
Cash
Management                              Other IDS funds*
                                 Class A                   Class B

Class A                            Yes                       Yes

Class B                            No                        Yes

Exchanges:
FROM                                    TO
-------------------------------------------------------------------------------
Other
IDS funds*                              Cash Management Fund
                                 Class A                   Class B

Class A                            Yes                       No

Class B                            No                        Yes

*Tax-Free Money Fund has only a single class. Therefore, exchanges into Tax-Free Money Fund must be made from Class A shares.

Note: Exchanges from Class A to Class B are not permitted within Cash Management Fund.

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a contingent deferred sales charge if you exchange into Class
B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund, you may exchange that amount, including dividends earned on that amount, without paying a sales charge. For complete information on any other fund, including fees and expenses, read that fund's prospectus carefully.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time. American Express Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. Although the Fund attempts to maintain a stable $1 net asset value, you will have a gain or loss if the Fund's net asset value is more or less than the cost of your shares. This could affect your tax liability.

                      Three ways to request an exchange or redemption of shares

1 By letter

Include in your letter:
o the name of the fund (s)
o the class of shares to be exchanged or redeemed
o your account number(s) (for exchanges, both funds must be registered in the same ownership)
o your Taxpayer Identification Number (TIN) o the dollar amount or number of shares you want to exchange or redeem
o signature of all registered account owners
o for redemptions,  indicate how you want your money delivered to you
o any paper certificates of shares you hold

Regular mail:
         American Express Shareholder Service
         Attn: Redemptions
         P.O. Box 534
         Minneapolis, MN 55440-0534

Express mail:
         American Express Shareholder Service
         Attn: Redemptions
         733 Marquette Ave.
         Minneapolis, MN 55402

2  By phone
American Express Financial Advisors Telephone Transaction Service:
800-437-3133 or
612-671-3800


o The Fund and AECSC will honor any telephone exchange or redemption request believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. If reasonable procedures are followed, the Fund or AECSC will not be liable for any loss resulting from fraudulent requests.


o Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges NOT apply by writing American Express Shareholder Service. Each registered owner must sign the request.


o AECSC answers phone requests promptly, but you may experience delays when call volume is high. If you are unable to get through, use mail procedure as an alternative.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o        Phone privileges may be modified or discontinued at any time.

Minimum amount
Redemption:       $100

Maximum amount
Redemption:       $50,000

3  By draft

For Class A only, free drafts are available and can be used just like a check to withdraw $100 or more from your account. The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact American Express Shareholder Service. A request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time.

Minimum amount
Redemption:       $100

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Except as otherwise noted, exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o        Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.


o AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.


Redemption policies:

o For Class B only a "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.


Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

                           Three ways to receive payment when you redeem shares

1  By regular or express mail

o        Mailed to the address on record
o        Payable to names listed on the account
         NOTE: You will be charged a fee if you request express mail delivery.

2  By wire

o        Minimum wire redemption: $1,000
o        Request that money be wired to your bank
o        Bank account must be in the same ownership as the IDS fund account
         NOTE: Pre-authorization required. For instructions, contact your financial advisor or American Express Shareholder Service.

3  By scheduled payout plan

o        Minimum payment: $50
o Contact your financial advisor or American Express Shareholder Service to set up regular payments to you on a monthly, bimonthly, quarterly, semiannual or annual basis
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                          The percentage rate
made during the                             for the CDSC is:

First year                                           5%
Second year                                          4%
Third year                                           4%
Fourth year                                          3%
Fifth year                                           2%
Sixth year                                           1%
Seventh year                                         0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge The CDSC on Class B shares will be waived on redemptions of shares:


o        In the event of the shareholder's death,
o        Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
         - at least 59-1/2 years old, and
         - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived), or
         - redeeming under an approved substantially equal periodic payment arrangement.


Special shareholder services

Services

To help you track and evaluate the performance of your investments, AECSC provides these services:

Quarterly statements featuring: (1) a list of all your holdings and transactions during the previous three months and (2) personalized mutual fund performance information about your specific account.


Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Financial Advisors Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:        800-437-3133
Mpls./St. Paul area:       671-3800

TTY Service
For the hearing impaired
800-846-4852

American Express Financial Advisors Easy Access Line
Automated account information (TouchTone(R) phones only), including current Fund
prices  and  performance,   account  values  and  recent  account   transactions
800-862-7919

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions


The Fund's net investment income from dividends and interest is distributed to you monthly as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. These long-term capital gains will be subject to differing tax rates depending on the holding period of the underlying investments.


Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you monthly in cash, or


o you direct the Fund to invest your distributions monthly in any publicly available IDS fund for which you have previously opened an account. Your purchases may be subject to a sales charge.


The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares. Prior to reinvestment, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.


Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). Long-term capital gains will be taxed at rates that vary depending upon the holding period. Long-term capital gains are divided into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months.


Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account.

If you do not provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o        a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o        criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN


                                                       Use the Social Security or
For this type of account:                              Employer Identification number of:
Individual or joint account                            The individual or individuals listed on the account

Custodian account of a minor                           The minor
(Uniform Gifts/Transfers to Minors Act)

A living trust                                         The grantor-trustee (the
                                                       person who puts the money
                                                       into the trust)

An irrevocable trust,                                  The legal entity (not the personal representative
pension trust or estate                                or trustee, unless no legal entity is designated in
                                                       the account title)

Sole proprietorship                                    The owner

Partnership                                            The partnership

Corporate                                              The corporation

Association, club or tax-exempt organization           The organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized

Shares

The Fund is owned by its shareholders. The Fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of the Fund. Par value is one cent per share. Both full and fractional shares can be issued.

The Fund no longer issues stock certificates.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. Board members and officers serve 47 IDS and IDS Life funds and 15 Master Trust portfolios, except for William H.
Dudley, who does not serve the nine IDS Life funds.


Independent board members and officers

Chairman of the board


William R. Pearce*
Chairman of the board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).


H. Brewster Atwater, Jr.
Retired chairman and chief executive officer, General Mills, Inc.


Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public Policy Research.



Heinz F. Hutter
Retired president and chief operating officer, Cargill, Inc.


Anne P. Jones
Attorney and telecommunications consultant.


Alan K. Simpson
Former United States senator for Wyoming.

Edson W. Spencer
Retired chairman and chief executive officer, Honeywell, Inc.


Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.


Officer



Vice president, general counsel and secretary

Leslie L. Ogg*
President of Board Services Corporation.

Board members and officers associated with AEFC

President

John R. Thomas*
Senior vice president, AEFC.

William H. Dudley*
Senior advisor to the chief executive officer, AEFC.

David R. Hubers*
President and chief executive officer, AEFC.


Officers associated with AEFC


Vice president

Peter J. Anderson*
Senior vice president, AEFC.

Vice president

Frederick C. Quirsfeld*
Vice president, AEFC.

Treasurer

Matthew N. Karstetter*
Vice president, AEFC.

Refer to the SAI for the board members' and officers' biographies.


* Interested person as defined by the Investment Company Act of 1940.

Investment manager

The Fund pays AEFC for managing its assets. Under its Investment Management Services Agreement, AEFC is paid a fee for these services based on the average daily net assets of the Fund, as follows:

Assets                Annual rate
(billions)at each asset level

First    $1.0         0.310%
Next      0.5         0.293
Next      0.5         0.275
Next      0.5         0.258
Over      2.5         0.240


For the fiscal year ended July 31, 1998, the Fund paid AEFC a total investment management fee of 0.27% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.


Administrator and transfer agent



Under  an   Administrative   Services   Agreement,   the  Fund   pays  AEFC  for
administration and accounting services at an annual rate of 0.03% decreasing in gradual percentages to 0.02% as assets increase.


Under a separate Transfer Agency Agreement, AECSC maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

         o        Class A  $20
         o        Class B  $21
         o        Class Y  $20

Distributor


The Fund has an exclusive distribution agreement with AEFA. Financial advisors representing AEFA provide information to investors about individual investment programs, the Fund and its operations, new account applications, and exchange and redemption requests.

Persons who buy Class A shares pay no sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 fee) of 0.75% of the Fund's average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares.


Total expenses paid by the Fund's Class A shares for the fiscal year ended July 31, 1998, were 0.56% of its average daily net assets. Expenses for Class B and Class Y were 1.32% and 0.56%, respectively.


About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on July 31, 1998 were more than $201 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,800 advisors.


Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly-owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of AEFC.

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which would have a material impact on the operations of the Fund. The Fund has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each of its critical systems by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on the Fund's operations currently is being evaluated. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues. This may affect the value of the Fund's investments. The potential materiality of any impact is not known at this time.

                                      IDS MONEY MARKET SERIES, INC.

                                    STATEMENT OF ADDITIONAL INFORMATION

                                                    FOR

                                         IDS CASH MANAGEMENT FUND


                                              Sept. 29, 1998



This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.


This SAI is dated Sept. 29, 1998, and it is to be used with the prospectus dated Sept. 29, 1998, and the Annual Report for the fiscal year ended July 31, 1998.

IDS Money Market Series, Inc.

                                             TABLE OF CONTENTS

Goal and Investment Policies....................................See Prospectus

Additional Investment Policies.............................................p.3

Security Transactions......................................................p.5

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation.....................................p.6

Performance Information....................................................p.6

Valuing Fund Shares........................................................p.8

Investing in the Fund......................................................p.9

Redeeming Shares..........................................................p.10

Pay-out Plans.............................................................p.12

Taxes.....................................................................p.13

Agreements................................................................p.14

Organizational Information................................................p.17

Board Members and Officers................................................p.17


Compensation for Fund Board Members.......................................p.21


Independent Auditors......................................................p.21

Financial Statements.........................................See Annual Report

Prospectus................................................................p.22

Appendix A: Description of Money Market Securities........................p.23

Appendix B: Dollar-Cost Averaging.........................................p.25

ADDITIONAL INVESTMENT POLICIES


These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies of IDS Cash Management Fund, (the
Fund) and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change the Fund will not:


`Invest in a company to control or manage it.

`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

`Pledge or mortgage its assets beyond 15% of total assets.

`Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities.

`Buy on margin, sell short or deal in options to buy or sell securities.

`Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

`Purchase securities of an issuer if the board members and officers of the Fund and of American Express Financial Corporation (AEFC) hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

`Lend Fund securities in excess of 30% of its net assets, at market value. If the Fund were to make long- or short-term loans, it will receive the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. Loans will not be made unless the investment manager believes the opportunity for additional income outweighs these risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund has no present intention of loaning securities.

`Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

`Purchase securities of other open-end investment companies or invest more than 10% of the market value of its assets in closed-end funds. If the Fund ever makes such an investment, purchases will occur only on the open market where the dealer's or sponsor's profit is limited to a regular commission. The Fund has no present intention of investing in other registered investment companies.

Unless changed by the board, the Fund will not:

`Invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board to be of comparable quality. The Fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a description of money market securities, see Appendix A.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, the Fund's securities are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any AEFC subsidiary. When the Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.


The Fund paid total brokerage commissions of $0 for the fiscal year ended July 31, 1998, $0 for fiscal year 1997, and $0 for fiscal year 1996. Substantially all firms through whom transactions were executed provide research services.


No transactions were directed to brokers because of research services they provided to the Fund.

As of the fiscal year ended July 31, 1998, the Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                              Value of Securities owned at
Name of Issuer                                     End of Fiscal Year
--------------                    -                ------------------
Bank of America                                       $59,711,596
Bear Stearns                                          122,314,130
First Chicago                                          39,026,742
Goldman Sachs                                          94,879,245
Merrill Lynch                                         179,148,087
Morgan Stanley                                         92,056,030
Salomon Smith Barney                                  181,091,485



BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by that Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                             P (1 + T)n = ERV


where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the fund over a specified period of time according to the following formula:

                                                  ERV - P
                                                     P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund calculates annualized simple and compound yields for a class based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:


Compound Yield = (return for seven-day period + 1) x (365/7) - 1
Fund's simple annualized yield was 4.98% for Class A, 4.22% for Class B and 4.98% for Class Y and its compound yield was 5.10% for Class A, 4.30% for Class B and 5.10% for Class Y on July 31, 1998, the last day of the Fund's fiscal year.


Yield, or rate of return, on Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The Fund values its securities as follows: All of the securities in the Fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling portfolio securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

The minimum purchase for directors, officers and employees of the Fund or AEFC and AEFC financial advisors is $1,000 for the Fund (except payroll deduction plans), with a minimum additional purchase of $25.

Systematic Investment Programs

After you make your initial investment of $2,000 for the Fund, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly or semiannually. You are not obligated to make any payments. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other Fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

For a discussion on dollar-cost averaging, see Appendix B.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP may be used to automatically purchase shares in the same class of the Fund. Dividend and capital gain distributions, if any, paid by the Fund may be used to automatically purchase shares of another fund in the IDS MUTUAL FUND GROUP available in your state. Dividends may be directed to existing accounts only. Dividends declared by the Fund are exchanged the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

Drafts: Drafts of $100 or more are available for shareholders of the Fund. Drafts should be requested by registered owners only. The number of signatures required for payment of a draft may vary by account ownership. Drafts should be used like checks, but should not be sent directly to the Minneapolis headquarters to be cashed. When the draft is accepted by the Fund through the banking system, shares will be redeemed from your account. In order to qualify for this service, all shares must be held in non-certificate form. If the account is not large enough to cover a draft, it will be dishonored and returned marked "insufficient funds." Drafts written on purchases made with non-guaranteed funds not yet 10 days old will not be honored in most cases. The draft writing privilege may be modified or terminated at any time. It may not always be possible to give all shareholders advance notification of each change in the draft writing privilege.


Telephone Redemptions: Telephone redemptions are available for shareholders of the Fund. Records maintained by AEFC will be binding on all parties. Neither AEFC nor the Fund will be liable for any loss, expense or damage arising in connection with telephone redemption requests. In order to qualify for this service, all shares must be held in non-certificate form.

The requesting registered owner must be prepared to provide sufficient information to enable AEFC to verify the authenticity of the call and to process the redemption request. All telephone calls will be recorded. Redemption requests received before the close of business (normally 3 p.m. Central time) will be processed the same day. For each redemption, a number of shares equal to the amount of the requested redemption will be redeemed. The following business day, the redemption proceeds will be mailed to the address of record or transmitted by Federal Reserve Wire to the bank account designated on the telephone authorization form, provided AEFC, the Fund, Norwest Bank Minneapolis and your bank are all open. At the present time there is no additional fee charged for the wire service, but if such a fee is imposed in the future, an additional number of shares will be redeemed to cover it.

The telephone redemption privilege may be modified or discontinued at any time. It may not always be possible to give all shareholders advance notice of each change in the procedures for telephone redemptions.

During an emergency, the board can suspend computation of the net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

`The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

`Disposal of the Fund's securities is not reasonably practicable, or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

`The SEC, under the provisions of the Investment Company Act of 1940, as amended (the 1940 Act), declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

For this Fund, participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge on certain redemptions will be waived if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred sales Charge

                                        Number of Participants

Total Plan Assets                        1-99          100 or more
-----------------                        ----          -----------
Less than $1 million                        4%               0%
$1 million or more                          0%               0%

PAY-OUT PLANS

Shareholders of IDS Cash Management Fund can use any of several pay-out plans to redeem their investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of the investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If a tax-qualified plan account for which American Express Trust Company acts as custodian is being redeemed, an election may be made to receive dividends and other distributions in cash when permitted by law. If an IRA or a qualified retirement account is redeemed, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES

Retirement Accounts

If you have a nonqualified investment in the Fund, you may move part or all of those shares to an IRA or qualified retirement account in the Fund. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes.

Since the Fund invests only in money market securities, all income is from interest or short-term capital gains. Accordingly, distributions of net investment income do not qualify for the 70% dividends-received deduction for corporations.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement


The Fund has an Investment Management Services Agreement with AEFC. AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.


Assets                      Annual rate at
(billions)                  each asset level
---------                   ----------------
First       $1.0                  0.310%
Next         0.5                  0.293
Next         0.5                  0.275
Next         0.5                  0.258
Over         2.5                  0.240


On July 31, 1998, the daily rate applied to the Fund's net assets was equal to 0.270% on an annual basis. The fee is calculated for each calendar day on the basis of the net assets of the Fund as of the close of business of the full business day, which is two business days prior to the day for which the calculation is being made.

The management fee is paid monthly. Under the agreement, the total amount paid was $9,928,579 for the year ended July 31, 1998, $8,354,016 for fiscal year 1997, and $6,557,898 for fiscal year 1996.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the agreement, the Fund paid nonadvisory expenses, net of earnings credits, of $(367,393) for the year ended July 31, 1998, $1,045,237 for fiscal year 1997, and $1,851,127 for fiscal year 1996.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                      Annual rate
(billions)                  each asset level
---------                   ----------------
First       $1.0                  0.030%
Next         0.5                  0.027
Next         0.5                  0.025
Next         0.5                  0.022
Over         2.5                  0.020


On July 31, 1998, the daily rate applied to the Fund's net assets was equal to 0.024% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $942,396 for the fiscal year ended July 31, 1998.


Transfer Agency Agreement


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class and dividing by the number of days in the year. The rate for Class A and Class Y is $20 per year and for Class B is $21 per year. The fees paid to AECSC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $7,089,268 for the fiscal year ended July 31, 1998.


Distribution Agreement

For an explanation of the Fund's Distribution Agreement, please see your prospectus.

Plan and Agreement of Distribution


For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended July 31, 1998, under the agreement, the Fund paid fees of $863,705.


Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

Total fees and expenses


The Fund paid total fees and nonadvisory expenses, net of earnings credits, of $18,456,555 for the fiscal year ended July 31, 1998.

ORGANIZATIONAL INFORMATION

IDS Money Market Series, Inc., of which IDS Cash Management Fund is a part, is an open-end management investment company, as defined in the 1940 Act. Originally incorporated on Aug. 22, 1975 in Nevada, IDS Money Market Series, Inc. changed its state of incorporation on June 13, 1986 by merging into a Minnesota corporation incorporated on April 7, 1986. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards). All shares have cumulative voting rights with respect to the election of board members.

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.


Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin and Union Pacific Resources.


William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN


President, chief executive officer and director of AEFC.


Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).


Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).


William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN


Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).


Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN


President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).


John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN


Senior vice president of AEFC.


Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and General Mills, Inc.
(consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN


President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.


Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

Matthew N. Karstetter
Born in 1961
IDS Tower 10
Minneapolis, MN

Vice president of Investment Accounting for AEFC since 1996. Prior to joining AEFC, he served as vice president of State Street Bank's mutual fund service operation from 1991 to 1996. Treasurer for the Fund.

COMPENSATION FOR FUND BOARD MEMBERS


Members of the Fund board who are not officers of the Fund or of AEFC receive an annual fee of $2,000, and the Chair of the Contracts Committee receives an additional fee of $83. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committees is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $20. Expenses for attending meetings are reimbursed.

During the fiscal year ended July 31, 1998, the independent members of the board, for attending up to 26 meetings, received the following compensation:


                                            Compensation Table

                                                                                                          Total cash
                                         Aggregate                                                        compensation from the
                          Aggregate      compensation    Pension or Retirement    Estimated annual        IDS MUTUAL FUND GROUP
                          compensation   from the        benefits accrued as      benefit upon            and Preferred Master
Board member              from the Fund  Portfolio       Fund or Portfolio        retirement              Trust Group
                                                         expenses
------------------------- -------------- --------------- ------------------------ ----------------------- -----------------------

H. Brewster Atwater, Jr.         $2,800              $0                       $0                      $0                 $98,400
Lynne V. Cheney                   2,770               0                        0                       0                  92,400
Robert F. Froehlke                  942               0                        0                       0                  33,300
Heinz F.  Hutter                  2,850               0                        0                       0                 101,400
Anne P. Jones                     2,845               0                        0                       0                  96,900
Melvin R. Laird                     645               0                        0                       0                  20,600
Alan K. Simpson                   2,625               0                        0                       0                  84,400
Edson W. Spencer                  3,042               0                        0                       0                 112,900
Wheelock Whitney                  2,900               0                        0                       0                 104,400
C. Angus Wurtele                  2,950               0                        0                       0                 107,400

On July 31, 1998, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS


The financial statements contained in the Annual Report to shareholders for the fiscal year ended July 31, 1998 were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.


FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report to shareholders for the fiscal year ended July 31, 1998 pursuant to Section 30(d) of the 1940 Act, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS


The prospectus for IDS Cash Management Fund, dated Sept. 29, 1998, is hereby incorporated in this SAI by reference.

APPENDIX A

DESCRIPTION OF MONEY MARKET SECURITIES

The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial  Paper  --  Commercial  paper  is  generally   defined  as  unsecured
short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial  paper rated A by  Standard & Poor's  Corporation  has the  following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S.  Government  Agency  Securities  --  Federal  agency  securities  are  debt
obligations  which  principally   result  from  lending  programs  of  the  U.S.
government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating rate instruments -- These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

APPENDIX B

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing on a regular basis through changing market conditions, including times when the price of their shares falls or the market declines, to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

---------------------------- --------------------------- -----------------------
Regular                             Market Price                         Shares
Investment                           of a Share                         Acquired
---------------------------- --------------------------- -----------------------
     $100                              $6.00                               16.7
      100                               4.00                               25.0
      100                               4.00                               25.0
      100                               6.00                               16.7
      100                               5.00                               20.0
     ----                           --------                             ------
     $500                             $25.00                              103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

 Independent auditors' report


      The board and shareholders
      IDS Money Market Series, Inc.:



     We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Cash Management Fund (a series of IDS Money Market Series, Inc.) as of July 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period ended July 31, 1998. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Cash Management Fund at July 31, 1998, and the results of its operations, changes in its net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


     KPMG Peat Marwick LLP
     Minneapolis, Minnesota
     September 4, 1998


 Financial statements


      Statement of assets and liabilities
      IDS Cash Management Fund
      July 31, 1998



                                  Assets


 Investments in securities, at value (Note 1)

      (identified cost $3,974,870,033)                                                          $3,974,870,033
 Cash in bank on demand deposit                                                                    119,484,916
 Accrued interest receivable                                                                         3,148,553
                                                                                                     ---------
 Total assets                                                                                    4,097,503,502
                                                                                                 -------------

                                  Liabilities


 Dividends payable to shareholders                                                                   1,611,351

 Accrued investment management services fee                                                             30,473
 Accrued distribution fee                                                                                2,012
 Accrued transfer agency fee                                                                            21,258
 Accrued administrative services fee                                                                     2,724
 Other accrued expenses                                                                                 90,918
                                                                                                        ------
 Total liabilities                                                                                   1,758,736
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                             $4,095,744,766
                                                                                                ==============

                                  Represented by


 Capital stock-- $.01 par value (Note 1)                                                        $   40,958,506

 Additional paid-in capital                                                                      4,054,822,333
 Undistributed net investment income                                                                       459
 Accumulated net realized gain (loss)                                                                  (36,532)
                                                                                                       -------
 Total-- representing net assets applicable to outstanding capital stock                        $4,095,744,766
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $3,925,753,470
                                                          Class B                               $   97,608,056
                                                          Class Y                               $   72,383,240
 Net asset value per share of outstanding capital stock:  Class A shares    3,925,778,122       $         1.00
                                                          Class B shares       97,654,880       $         1.00
                                                          Class Y shares       72,417,600       $         1.00



     See accompanying notes to financial statements.



      Statement of operations
      IDS Cash Management Fund
      Year ended July 31, 1998



                                  Investment income


 Income:
 Interest                                                                                         $204,319,887
                                                                                                  ------------
 Expenses (Note 2):
 Investment management services fee                                                                  9,928,579
 Distribution fee-- Class B                                                                            863,705
 Transfer agency fee                                                                                 7,079,102
 Incremental transfer agency fee-- Class B                                                              10,166
 Administrative services fees and expenses                                                             942,396
 Compensation of board members                                                                          24,367
 Custodian fees                                                                                        253,421
 Postage                                                                                               843,000
 Registration fees                                                                                     953,688
 Reports to shareholders                                                                               352,000
 Audit fees                                                                                             33,500
 Other                                                                                                   4,823
                                                                                                         -----
 Total expenses                                                                                     21,288,747
      Earnings credits on cash balances (Note 2)                                                    (2,832,192)
                                                                                                    ----------
 Total net expenses                                                                                 18,456,555
                                                                                                    ----------
 Investment income (loss)-- net                                                                    185,863,332
                                                                                                   -----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions ( Note 3)                                           (14,033)
                                                                                                       -------
 Net increase (decrease) in net assets resulting from operations                                  $185,849,299
                                                                                                  ============


     See accompanying notes to financial statements.




     Financial statements


      Statements of changes in net assets
      IDS Cash Management Fund
      Year ended July 31,



                                  Operations and distributions

                                                                                    1998                  1997
 Investment income (loss)-- net                                           $  185,863,332         $ 145,783,026
 Net realized gain (loss) on security transactions                               (14,033)                  361
                                                                                 -------                   ---
 Net increase (decrease) in net assets resulting from operations             185,849,299           145,783,387
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
           Class A                                                          (176,898,260)         (133,616,882)
           Class B                                                            (5,060,497)           (8,786,661)
           Class Y                                                            (3,905,091)           (3,374,403)
                                                                              ----------            ----------
 Total distributions                                                        (185,863,848)         (145,777,946)
                                                                            ------------          ------------

                                  Capital share transactions at constant $1 net asset value

 Proceeds from sales
      Class A shares                                                      14,512,175,142         9,587,486,301
      Class B shares                                                         160,192,750           263,976,722
      Class Y shares                                                         153,296,666           126,673,627
 Reinvestment of distributions at net asset value
      Class A shares                                                         173,914,283           129,747,271
      Class B shares                                                           5,007,204             8,706,594
      Class Y shares                                                           3,791,823             3,018,917
 Payments for redemptions
      Class A shares                                                     (13,854,237,469)       (8,958,744,870)
      Class B shares (Note 2)                                               (214,354,911)         (399,060,300)
      Class Y shares                                                        (146,664,783)         (124,384,459)
                                                                            ------------          ------------
 Increase (decrease) in net assets from capital share transactions           793,120,705           637,419,803
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     793,106,156           637,425,244
 Net assets at beginning of year                                           3,302,638,610         2,665,213,366
                                                                           -------------         -------------
 Net assets at end of year                                               $ 4,095,744,766        $3,302,638,610
                                                                         ===============        ==============
 Undistributed net investment income                                     $           459        $          975
                                                                         ---------------        --------------



     See accompanying notes to financial statements.

     Notes to financial statements


      IDS Cash Management Fund


  1

Summary of
significant
accounting policies



     The Fund is a series of IDS Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. IDS Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares have no sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee and transfer agent fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

     Significant accounting policies followed by the Fund are summarized below:

     Use of estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     Valuation of securities

     Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

     Federal taxes

     Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized loss has been decreased by $4,501 and paid-in capital has been decreased by $4,501.

     Dividends to shareholders

     Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

     Other

     Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

  2

Expenses and
sales charges

     Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio and providing administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

     Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

     Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows: o Class A $20 o Class B $21 o Class Y $20

     Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

     Sales charges received by American Express Financial Advisors Inc. for distributing Class B shares were $749,999 for the year ended July 31, 1998.

     During the year ended July 31, 1998, the Fund's custodian and transfer agency fees were reduced by $2,832,192 as a result of earnings credits from overnight cash balances.

  3

Securities
transactions

     Cost of purchases and proceeds from sales of securities aggregated $25,686,931,440 and $24,982,538,172, respectively, for the year ended July 31, 1998. Realized gains and losses are determined on an identified cost basis.

  4

Financial
highlights

     "Financial highlights" showing per share data and selected information is presented on pages 6 and 7 of the prospectus.

     Investments in securities


      IDS Cash Management Fund
      July 31, 1998

                                                     (Percentages represent
                                                       value of investments
                                                     compared to net assets)

Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agency (--%)
 Federal Home Loan Mtge Corp Disc Nt
    08-20-98     5.49%    $1,000,000       $997,118

 Total U.S. government agency
 (Cost: $997,118)                          $997,118


 Certificates of deposit (4.7%)
 Canadian Imperial Bank Yankee
    08-25-98     5.58     15,000,000     15,000,000
    09-02-98     5.58     25,000,000     25,000,000
    10-14-98     5.57     20,000,000     20,000,000
    04-01-99     5.75     10,000,000      9,996,722
 Credit Agricole Yankee
    05-19-99     5.75     10,000,000      9,993,695
 Montreal Bank Yankee
    05-10-99     5.75     10,000,000      9,996,302
 Swiss Bank Yankee
    04-29-99     5.82     10,000,000      9,996,803
 U.S. Bank Minneapolis
    09-29-98     5.61      9,100,000      9,100,000
    10-19-98     5.61     25,000,000     25,000,000
    10-21-98     5.62     21,900,000     21,900,000
    04-23-99     5.80     10,000,000     10,000,000
 Westdeutsche Landesbank Yankee
    08-03-98     5.57     25,000,000     25,000,000

 Total certificates of deposit
 (Cost: $190,983,522)                  $190,983,522


 Commercial paper (84.6%)

 Automotive & related (5.5%)
 Daimler-Benz
    08-12-98     5.60      7,400,000      7,387,406
    10-07-98     5.57     20,000,000     19,795,278
    11-06-98     5.59     19,600,000     19,309,539
    11-16-98     5.58     23,900,000     23,510,721
 Ford Motor Credit
    08-06-98     5.53     12,500,000     12,490,434
    08-07-98     5.53     18,300,000     18,283,194
    08-12-98     5.53     11,200,000     11,181,144
 Toyota Motor Credit
    08-03-98     5.57     17,800,000     17,794,541
    08-03-98     5.58     18,900,000     18,894,214
    08-10-98     5.54     17,100,000     17,076,402
    09-14-98     5.57     20,000,000     19,864,822
    09-16-98     5.56     25,000,000     24,823,987
    09-23-98     5.57     15,000,000     14,878,100
 Total                                  225,289,782


 Banks and savings & loans (11.7%)
 ABN Amro Canada
    08-06-98     5.52     20,000,000     19,984,667

 Bank of America
    10-22-98     6.00     10,000,000      9,998,926
    02-26-99     5.67     10,000,000      9,997,804
 BBV Finance (Delaware)
    08-05-98     5.52     12,000,000     11,992,667
    10-05-98     5.56     20,000,000     19,804,639
    10-15-98     5.57     25,000,000     24,713,541
 Commerzbank U.S. Finance
    08-05-98     5.53     34,500,000     34,478,877
    09-18-98     5.55     12,600,000     12,507,600
    10-16-98     5.57     28,900,000     28,564,438
    10-16-98     5.58     23,400,000     23,127,806
 Deutsche Bank Financial
    08-10-98     5.55     24,000,000     23,966,760
 Dresdner US Finance
    09-08-98     5.55     25,000,000     24,854,861
 First Union Natl Bank
    11-16-98     5.60     20,000,000     20,000,000
 Fleet Funding
    08-13-98     5.57     20,116,000(b)  20,078,986
    08-18-98     5.56     18,689,000(b)  18,640,196
    08-28-98     5.55     15,000,000(b)  14,937,900
 Kredietbank North America Finance
    08-11-98     5.56     14,000,000     13,978,767
    10-19-98     5.67     15,000,000     14,818,300
 Natl Australia Funding (Delaware)
    09-15-98     5.58     22,000,000     21,848,613
    10-13-98     5.59     20,000,000     19,779,378
 NBD Bank Canada
    10-16-98     5.58     16,100,000     15,912,721
 Westpac Capital
    08-10-98     5.56     30,000,000     29,959,049
    09-09-98     5.56     25,000,000     24,850,771
    11-30-98     5.60     22,200,000     21,789,608
 Total                                  480,586,875

 Broker dealers (14.5%)
 Goldman Sachs Group
    08-10-98     5.56     25,000,000     24,965,563
    08-18-98     5.58     25,000,000     24,934,951
    08-18-98     5.59     20,100,000     20,047,606
    08-19-98     5.58     25,000,000     24,931,125
 Merrill Lynch
    08-05-98     5.59     15,430,000     15,420,485
    08-17-98     5.59     20,000,000     19,950,932
    09-04-98     5.60     15,000,000     14,922,792
    09-18-98     5.59     15,000,000     14,891,200
    10-16-98     5.59     10,000,000      9,885,367
    11-12-98     5.61     10,000,000      9,844,355
    11-20-98     5.67     10,000,000      9,830,725
    11-27-98     5.61     18,000,000(c)  18,000,000
    12-10-98     5.61     10,000,000      9,803,864
    12-11-98     5.61     10,000,000      9,802,367
    12-15-98     5.62     10,000,000      9,796,000
    01-19-99     5.61     19,000,000(c)  19,000,000
    01-25-99     5.61     18,000,000(c)  18,000,000
 Morgan Stanley, Dean Witter
    11-25-98     5.62     10,000,000(c)  10,000,000

 Morgan Stanley, Dean Witter, Discover & Co
    08-12-98     5.59     10,000,000      9,983,103
    08-14-98     5.58     23,600,000     23,553,041
    09-04-98     5.58     20,000,000     19,895,544
    10-23-98     5.59      9,000,000      8,887,120
    10-26-98     5.58     20,000,000     19,737,222
 Salomon Smith Barney
    10-01-98     5.58     19,100,000     18,921,351
    10-02-98     5.58     25,000,000     24,762,333
    10-06-98     5.58     25,000,000     24,747,458
    10-14-98     5.58     25,000,000     24,717,361
    10-16-98     5.58     18,800,000     18,581,711
    10-22-98     5.58     25,300,000     24,982,471
    10-23-98     5.59     20,000,000     19,745,467
    11-05-98     5.59     25,000,000     24,633,333
 UBS Finance (Delaware)
    08-04-98     5.67     10,000,000      9,995,275
    08-07-98     5.52     25,000,000     24,977,083
    09-08-98     5.57     10,200,000     10,140,622
 Total                                  592,287,827

 Building materials & construction (2.6%)
 Compagnie de Saint-Gobain
    08-04-98     5.57     22,600,000(b)  22,589,604
    08-11-98     5.52     25,000,000(b)  24,961,667
    09-01-98     5.58     22,000,000(b)  21,895,616
    11-25-98     5.49     25,000,000(b)  24,557,750
    12-22-98     5.48     13,535,000(b)  13,240,373
 Total                                  107,245,010


 Chemicals (0.5%)
 Bayer
    08-25-98     5.59     18,900,000(b)  18,830,448

 Commercial finance (5.9%)
 CAFCO
    08-05-98     5.56     18,600,000(b)  18,588,675
    08-05-98     5.57     11,200,000(b)  11,193,131
    08-12-98     5.57      9,600,000      9,583,808
    08-20-98     5.57     18,000,000(b)  17,947,560
    08-25-98     5.55     30,000,000(b)  29,889,599
 Ciesco LP
    08-07-98     5.57     25,000,000     24,977,042
    08-21-98     5.58     15,000,000(b)  14,954,083
    10-21-98     5.58     20,000,000(b)  19,752,500
 New Center Asset Trust
    08-07-98     5.55     22,000,000     21,979,980
    08-17-98     5.58     25,000,000     24,938,778
    08-18-98     5.58     25,000,000     24,934,951
    09-03-98     5.59     24,000,000     23,879,220
 Total                                  242,619,327

 Communications equipment & services (0.8%)
 BellSouth Capital Funding
    08-05-98     5.53     14,581,000(b)  14,572,073

 BellSouth Telecommunications
    08-19-98     5.58      7,900,000      7,877,999
 U S WEST Communications
    08-13-98     5.52     12,000,000     11,978,000
 Total                                   34,428,072

 Energy (1.3%)
 Chevron Transport
    08-17-98     5.52     10,000,000      9,975,467
    08-18-98     5.58     10,000,000(b)   9,973,933
    08-21-98     5.52     10,000,000(b)   9,969,333
    11-13-98     5.51     15,000,000(b)  14,761,234
 Chevron UK
    10-15-98     5.51     10,000,000      9,885,208
 Total                                   54,565,175

 Financial services (21.5%)
 Associates Corp North America
    08-07-98     5.57     30,000,000     29,972,500
    08-10-98     5.56     20,000,000     19,972,500
    08-21-98     5.59     25,000,000     24,923,333
    10-27-98     5.58     13,800,000     13,616,575
 Avco Financial Services
    08-13-98     5.57     14,000,000     13,974,333
    08-26-98     5.57     12,100,000     12,053,785
    09-08-98     5.59     13,000,000     12,924,390
 Bear Stearns
    10-02-98     5.58     30,000,000     29,715,317
    10-08-98     5.59     25,000,000     24,739,333
    10-30-98     5.61     25,000,000     24,655,000
    11-05-98     5.60     20,000,000     19,706,133
    11-19-98     5.61     23,900,000     23,498,347
 Beneficial
    08-14-98     5.59     29,300,000     29,241,595
    08-31-98     5.60     10,000,000      9,953,917
    09-04-98     5.59     15,000,000     14,921,800
 CIT Group Holdings
    08-24-98     5.59     23,000,000     22,919,033
    08-28-98     5.58     14,200,000     14,141,425
    09-11-98     5.57     21,000,000     20,867,741
 Commercial Credit
    08-04-98     5.58     15,000,000     14,993,100
    08-14-98     5.58     12,600,000     12,574,929
    08-27-98     5.58     20,000,000     19,920,267
    09-04-98     5.58     16,600,000     16,513,615
 CXC
    08-03-98     5.55      7,900,000(b)   7,897,573
    08-03-98     5.57      5,000,000(b)   4,998,458
    08-11-98     5.57      9,100,000(b)   9,085,996
    08-14-98     5.56     10,900,000(b)  10,878,233
    08-14-98     5.56     10,100,000     10,079,831
    08-28-98     5.57     25,000,000(b)  24,896,125
    10-07-98     5.59     19,000,000(b)  18,804,453
    10-13-98     5.58     23,800,000(b)  23,534,564

Delaware Funding
    08-04-98     5.60      7,500,000(b)   7,496,500
    08-17-98     5.58     10,115,000(b)  10,090,185
    08-20-98     5.58     13,500,000(b)  13,460,741
    08-31-98     5.56%    10,393,000(b)  10,345,106
    08-31-98     5.57      1,000,000(b)     995,383
    09-10-98     5.58      8,800,000(b)   8,745,733
    09-11-98     5.59     10,352,000(b)  10,286,449
    09-18-98     5.58     25,000,000(b)  24,815,999
    10-19-98     5.58     20,700,000(b)  20,449,708
    10-20-98     5.57     12,516,000(b)  12,363,027
    10-28-98     5.59     12,170,000(b)  12,005,786
 Household Finance
    08-06-98     5.57     15,900,000     15,887,832
    08-14-98     5.58     30,000,000     29,940,200
 Intl Lease Finance
    08-11-98     5.56     10,000,000      9,984,833
    08-19-98     5.54     11,500,000     11,468,318
    10-09-98     5.57     17,675,000     17,488,676
    10-22-98     5.57     15,200,000     15,009,578
 Natl Rural Utilities
    10-26-98     5.59     12,400,000     12,236,485
    10-29-98     5.58     15,000,000     14,796,042
 Natl Rural Utilities Finance
    08-17-98     5.55     18,000,000     17,956,000
    10-14-98     5.57     18,000,000     17,796,500
 Paccar Financial
    08-06-98     5.52     20,000,000     19,984,722
 USAA Capital
    08-04-98     5.53     10,000,000      9,995,408
    08-17-98     5.58      8,000,000      7,980,409
 Xerox Credit
    09-02-98     5.57     15,000,000     14,926,400
 Total                                  882,480,221


 Food (0.8%)
 Cargill
    08-03-98     5.63     19,500,000     19,493,901
 Cargill Global
    08-13-98     5.53     12,300,000(b)  12,277,409
 Total                                   31,771,310


 Health care (3.0%)
 Abbott Laboratories
    08-05-98     5.70     16,649,000     16,638,456
 Becton Dickinson
    08-03-98     5.65     20,000,000     19,993,722
    08-04-98     5.53      4,500,000      4,497,934
 Glaxo Wellcome
    08-26-98     5.59      8,300,000(b)   8,267,895
 Novartis Finance
    08-12-98     5.57      5,200,000      5,191,229
    08-13-98     5.57     19,500,000     19,464,120
    09-03-98     5.59     20,000,000(b)  19,898,067
 SmithKline Beecham
    10-16-98     5.58     30,000,000     29,651,666
 Total                                  123,603,089


 Insurance (4.4%)
 AIG Funding
    10-08-98     5.57%    $5,700,000     $5,640,783
 American General
    08-21-98     5.58     22,000,000     21,932,778
    09-04-98     5.58     15,000,000     14,921,942
    11-13-98     5.60     23,500,000(b)  23,125,932
 American General Finance
    08-06-98     5.58     20,000,000     19,984,750
    08-17-98     5.58     20,000,000     19,950,933
    09-22-98     5.60     20,000,000(b)  19,840,244
    11-12-98     5.60     24,000,000(b)  23,621,647
 Lincoln Natl
    08-19-98     5.58     10,000,000(b)   9,972,450
 St. Paul Companies
    08-20-98     5.53     20,000,000(b)  19,941,944
 Total                                  178,933,403

 Media (2.0%)
 Reed Elsevier
    09-18-98     5.57     25,000,000(b)  24,816,000
    10-08-98     5.57     20,000,000(b)  19,792,222
    10-19-98     5.58     35,800,000(b)  35,367,365
 Total                                   79,975,587


 Metals (2.1%)
 Alcoa Aluminum Co of America
    10-08-98     5.57     16,000,000     15,833,778
    10-14-98     5.57     18,300,000     18,093,108
    10-30-98     5.58     22,800,000     22,486,500
    11-05-98     5.58     10,000,000      9,853,333
    11-12-98     5.60     20,000,000     19,684,705
 Total                                   85,951,424


 Multi-industry conglomerates (4.1%)
 General Electric
    08-27-98     5.57     18,400,000     18,326,247
 General Electric Capital
    08-04-98     5.56     25,000,000     24,988,604
    08-19-98     5.57     20,000,000     19,944,800
    08-21-98     5.58     15,000,000     14,954,167
    09-15-98     5.57     15,000,000     14,896,500
    09-18-98     5.59      3,200,000      3,176,320
    09-25-98     5.62     20,000,000     19,831,944
 General Electric Capital Services
    08-07-98     5.59     15,000,000     14,986,200
    08-20-98     5.58     15,000,000     14,956,379
    08-21-98     5.56     20,000,000     19,939,333
 Total                                  166,000,494

 Utilities -- electric (0.6%)
 Alabama Power
    10-27-98     5.58     25,820,000     25,476,809

 Utilities -- gas (0.1%)
 Gateway Fuel
    09-03-98     5.58      4,331,000      4,308,966

 Utilities -- telephone (3.2%)
 Ameritech Capital Funding
    08-20-98     5.55     34,500,000(b)  34,399,308
 Bell Atlantic Financial
    08-11-98     5.61     16,855,000     16,828,781
 GTE Funding
    08-04-98     5.55      7,000,000      6,996,774
    08-11-98     5.55      6,800,000      6,789,554
    08-12-98     5.54     12,000,000     11,979,760
    08-18-98     5.55     30,000,000     29,921,659
    08-24-98     5.59     13,000,000     12,953,738
    08-26-98     5.59     10,000,000      9,961,319
 Total                                  129,830,893

 Total commercial paper
 (Cost: $3,464,184,712)              $3,464,184,712


 Letters of credit (7.8%)
 ABN Amro-
 Louis Dreyfus
    08-28-98     5.54     20,000,000     19,916,900
 Bank of America-
 AES Hawaii
    08-06-98     5.56     19,936,000     19,920,716
 Bank of America-
 Orix America
    10-09-98     5.57     10,000,000(b)   9,897,075
    10-09-98     5.58     10,000,000(b)   9,897,075
 Barclays Bank-
 Banco BCN Barclays (Bahamas)
    12-17-98     5.67     20,000,000     19,576,034
    12-18-98     5.70     10,000,000      9,785,708

 Canadian Imperial Bank-
 Commed Fuel
    08-20-98     5.52     11,356,000     11,322,916
    10-26-98     5.51      8,640,000      8,526,274
 Chase Manhattan-
 Somerset Railroad
    09-02-98     5.57     17,900,000     17,811,852
 Credit Agricole-
 Louis Dreyfus
    08-07-98     5.54     15,000,000     14,986,150
    09-03-98     5.55     10,000,000      9,949,125
 Dresdner Bank-
 ContiFinancial
    08-04-98     5.50     15,000,000     14,993,125
    08-25-98     5.52      8,000,000      7,970,560
    08-25-98     5.58     13,500,000     13,450,140
    09-01-98     5.60     20,000,000     19,904,072
    09-02-98     5.52     20,000,000     19,901,867
    09-03-98     5.52     23,900,000     23,779,065
 First Chicago-
 Commed Fuel
    09-11-98     5.58     19,593,000     19,469,602
    10-26-98     5.59     19,818,000     19,557,140
 Toronto Dominion Bank-
 Presbyterian Healthcare Services
    09-16-98     5.53     20,000,000     19,858,678
 Union Bank Switzerland-
 River Fuel Trust
    08-13-98     5.60      8,246,000(b)   8,230,607

 Total letters of credit
 (Cost: $318,704,681)                  $318,704,681

 Total investments in securities
 (Cost: $3,974,870,033)(d)           $3,974,870,033


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 1998.

(d) Also represents the cost of securities for federal income tax purposes at July 31, 1998.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits:

(a)      Financial Statements included in Part B of this Registration Statement:

            -  Independent   Auditors'  Report  dated  September  4,  1998
            -  Statement of Assets and Liabilities, July 31, 1998
            -  Statement of Operations, Year ended July 31, 1998
            - Statements of Changes in Net Assets, for the two-year period ended July 31, 1998 and July 31, 1997
            -  Notes to Financial Statements
            -  Investments in Securities, July 31, 1998
            -  Notes to Investments in Securities

(b)      EXHIBITS:

1. Articles of Incorporation, as amended Nov. 14, 1991, filed as Exhibit No. 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-54516, is incorporated herein by reference.

2.   By-laws,   as  amended  January  12,  1989,  filed  as  Exhibit  No.  2  to
     Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 2-54516, is incorporated herein by reference.

3.   Not Applicable.

4. Copy of Stock certificate, filed as Exhibit 4 to Registrant's Amendment No. 12 to Registration Statement No. 2-54516 dated September 18, 1982, is incorporated herein by reference.

5. Copy of Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, and filed electronically as Exhibit 5 to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated herein by reference.

6. Copy of Distribution Agreement between Registrant and American Express Financial Advisors, Inc. dated March 20, 1995, and filed electronically as
     Exhibit 6 to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated herein by reference.

7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8(a).Copy of Custodian  Agreement between  Registrant and American Express Trust
     Company, dated March 20, 1995, and filed electronically as Exhibit 8(a) to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated herein by reference.

8(b).Copy of Custody  Agreement  between  Morgan  Stanley  Trust Company and IDS
     Bank & Trust dated May, 1993, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 43 to Registration Statement No. 2-54516, is incorporated herein by reference.

8(c).Copy of  Custodian  Agreement  Amendment  between  Registrant  and American
     Express Trust Company, dated Oct. 9, 1997 is filed electronically herewith.

9(a).Copy of Plan and  Agreement  of  Merger  dated  April  10,  1986,  filed as
     Exhibit 9 to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-54516, is incorporated herein by reference.

9(b).Copy of Transfer Agency Agreement  between  Registrant and American Express
     Financial  Corporation,  dated March 20, 1995, and filed  electronically as
     Exhibit 9(b) to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated herein by reference.

9(c).Copy  of  License  Agreement  between  the  Registrant  and  IDS  Financial
     Corporation dated Jan. 25, 1988, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-54516, is incorporated herein by reference.

9(d).Copy of Administrative  Services  Agreement between Registrant and American
     Express Financial Corporation, dated March 20, 1995, and filed electronically as Exhibit 9(e) to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated herein by reference.

9(e).Copy of Agreement and Plan of Reorganization,  dated Sept. 8, 1994, between
     IDS Cash Management Fund, a series of IDS Money Market Series, Inc. and IDS Planned Investment Account, also a series of IDS Money Market Series, Inc., filed electronically as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1 on Form N-14, is incorporated herein by reference.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

11.  Independent Auditors' Consent, is filed electronically herewith.

12.  None.

13.  Not applicable.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-Effective Amendment No. 34 to Registration Statement No. 2-38355, are incorporated herein by reference.

15. Copy of Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, and filed electronically as Exhibit 15 to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated herein by reference.

16. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22, filed as Exhibit 16 to Post-Effective Amendment No. 35 is incorporated herein by reference.

17.  Financial Data Schedule, is filed electronically herewith.

18. Copy of plan pursuant to Rule 18f-3 under the 1940 Act is filed electronically as Exhibit 18 to Registrant's Post-Effective Amendment No. 43 to Registration Statement No. 2-54516, is incorporated herein by reference.

19(a). Directors' Power of Attorney  to sign  Amendment  to this  Registration
      Statement dated January 7, 1998, is filed electronically herewith.

19(b). Officers' Power of Attorney, dated Nov. 1, 1995, to sign Amendments to this Registration Statement, filed as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 45, is incorporated herein by reference.

Item 25. Persons Controlled by or Under Common Control with Registrant.

         None.

Item 26. Number of Holders of Securities.

                           (1)                                (2)

                                                     Number of Record
                                                     Holders as of
                     Title of Class                  Sept. 16, 1998

                      Class A                              367,924
                      Class B                                9,524
                      Class Y                               15,361


Item 27. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 28.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
----------------------------- ----------------------------- ---------------------------- ----------------------------

Name and Title                Other company(s)              Address                      Title within other
                                                                                         company(s)
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,         American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and Vice President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Alger,             American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter J. Anderson,            Advisory Capital Strategies   IDS Tower 10                 Director
Director and Senior Vice      Group Inc.                    Minneapolis, MN 55440
President

                              American Express Asset                                     Director and Chairman of
                              Management Group Inc.                                      the Board

                              American Express Asset                                     Director, Chairman of the
                              Management International,                                  Board and Executive Vice
                              Inc.                                                       President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Capital Holdings Inc.                                  Director and President

                              IDS Futures Corporation                                    Director

                              NCM Capital Management        2 Mutual Plaza               Director
                              Group, Inc.                   501 Willard Street
                                                            Durham, NC  27701
----------------------------- ----------------------------- ---------------------------- ----------------------------

 Ward D. Armstrong,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation

                              American Express Trust                                     Director and Chairman of
                              Company                                                    the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

John M. Baker,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Senior Vice President
                              Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,         American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

John C. Boeder,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Karl J. Breyer,               American Express Financial    IDS Tower 10                 Senior Vice President
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Minnesota                                 Director
                              Foundation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel J. Candura,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,           American Enterprise           IDS Tower 10                 Director, President and
Vice President                Investment Services Inc.      Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mark W. Carter,               American Express Financial    IDS Tower 10                 Senior Vice President and
Senior Vice President and     Advisors Inc.                 Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Choat,               American Enterprise Life      IDS Tower 10                 Director, President and
Senior Vice President         Insurance Company             Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,              AMEX Assurance Company        IDS Tower 10                 Director and President
Vice President and General                                  Minneapolis, MN 55440
Manager

                              American Express Financial                                 Vice President and General
                              Advisors Inc.                                              Manager

                              IDS Property Casualty         1 WEG Blvd.                  Director and President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul A. Connolly,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Colleen Curran,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              American Express Service                                   Vice President and Chief
                              Corporation                                                Legal Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Regenia David,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Luz Maria Davis               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                American Express Financial    IDS Tower 10                 Senior Vice President,
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440        General Counsel and Chief
President, Deputy General                                                                Compliance Officer
Counsel and Chief
Compliance Officer

                              American Express Insurance                                 Director and Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Wyoming Inc.

                              IDS Real Estate Services,                                  Vice President
                              Inc.

                              Investors Syndicate                                        Director
                              Development Corp.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Robert M. Elconin,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon M. Fines,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,          American Centurion Life       IDS Tower 10                 Director
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,               American Enterprise Life      IDS Tower 10                 Vice President and
Vice President and            Insurance Company             Minneapolis, MN 55440        Controller
Corporate Controller

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Corporate Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Harvey Golub,                 American Express Company      American Express Tower       Chairman and Chief
Director                                                    World Financial Center       Executive Officer
                                                            New York, NY  10285

                              American Express Travel                                    Chairman and Chief
                              Related Services Company,                                  Executive Officer
                              Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

David A. Hammer,              American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Marketing Controller
Marketing Controller

                              IDS Plan Services of                                       Director and Vice President
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,             AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance Company

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and Vice
                              Insurance Company                                          President

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Life Series Fund, Inc.                                 Vice President

                              IDS Life Variable Annuity                                  Vice President
                              Funds A and B

                              Investors Syndicate                                        Director and Vice
                              Development Corp.                                          President

                              IDS Life Insurance Company    P.O. Box 5144                Investment Officer
                              of New York                   Albany, NY 12205

                              IDS Property Casualty         1 WEG Blvd.                  Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,           American Centurion Life       IDS Tower 10                 Chief Actuary
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Janis K. Heaney,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James G. Hirsh,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,            American Express Trust        IDS Tower 10                 Director and President
Vice President                Company                       Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,            AMEX Assurance Company        IDS Tower 10                 Vice President, Treasurer
Vice President and                                          Minneapolis, MN 55440        and Assistant Secretary
Corporate Treasurer

                              American Centurion Life                                    Vice President and
                              Assurance Company                                          Treasurer

                              American Enterprise                                        Vice President and
                              Investment Services Inc.                                   Treasurer

                              American Enterprise Life                                   Vice President and
                              Insurance Company                                          Treasurer

                              American Express Asset                                     Vice President and
                              Management Group Inc.                                      Treasurer

                              American Express Asset                                     Vice President and
                              Management International                                   Treasurer
                              Inc.

                              American Express Client                                    Vice President and
                              Service Corporation                                        Treasurer

                              American Express Corporation                               Vice President and
                                                                                         Treasurer

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Arizona Inc.                                     Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Idaho Inc.                                       Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Nevada Inc.                                      Treasurer

                              American Express Minnesota                                 Vice President and
                              Foundation                                                 Treasurer

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Kentucky Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Maryland Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Pennsylvania Inc.

                              American Express Partners                                  Vice President and
                              Life Insurance Company                                     Treasurer

                              IDS Cable Corporation                                      Director, Vice President
                                                                                         and Treasurer

                              IDS Cable II Corporation                                   Director, Vice President
                                                                                         and Treasurer

                              IDS Capital Holdings Inc.                                  Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Certificate Company                                    Vice President and
                                                                                         Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Alabama Inc.                                               Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Arkansas Inc.                                              Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Massachusetts Inc.                                         Treasurer

                              IDS Insurance Agency of New                                Vice President and
                              Mexico Inc.                                                Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              North Carolina Inc.                                        Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Ohio Inc.                                                  Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Wyoming Inc.                                               Treasurer

                              IDS Life Insurance Company                                 Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Life Series Fund Inc.                                  Vice President and
                                                                                         Treasurer

                              IDS Life Variable Annuity                                  Vice President and
                              Funds A & B                                                Treasurer

                              IDS Management Corporation                                 Director, Vice President
                                                                                         and Treasurer

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Treasurer

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Treasurer

                              IDS Real Estate Services,                                  Vice President and
                              Inc.                                                       Treasurer

                              IDS Realty Corporation                                     Vice President and
                                                                                         Treasurer

                              IDS Sales Support Inc.                                     Vice President and
                                                                                         Treasurer

                              IDS Securities Corporation                                 Vice President and
                                                                                         Treasurer

                              Investors Syndicate                                        Vice President and
                              Development Corp.                                          Treasurer

                              IDS Property Casualty         1 WEG Blvd.                  Vice President, Treasurer
                              Insurance Company             DePere, WI 54115             and Assistant Secretary

                              North Dakota Public                                        Vice President and
                              Employee Payment Company                                   Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

David R. Hubers,              AMEX Assurance Company        IDS Tower 10                 Director
Director, President and                                     Minneapolis, MN 55440
Chief Executive Officer

                              American Express Financial                                 Chairman, President and
                              Advisors Inc.                                              Chief Executive Officer

                              American Express Service                                   Director and President
                              Corporation

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director

                              IDS Plan Services of                                       Director and President
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James M. Jensen,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Marietta L. Johns,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Nancy E. Jones,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Kaarre,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Matthew N. Karstetter,        American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Linda B. Keene,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan D. Kinder,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              IDS Securities Corporation                                 Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Brian C. Kleinberg,           American Enterprise           IDS Tower 10                 Senior Vice President
Executive Vice President      Investment Services Inc.      Minneapolis, MN 55440

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director
                              Corporation

                              AMEX Assurance Company                                     Director and Chairman of
                                                                                         the Board

                              American Partners Life                                     Executive Vice President
                              Insurance Company

                              IDS Property Casualty         1 WEG Blvd.                  Director and Chairman of
                              Insurance Company             DePere, WI 54115             the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

Richard W. Kling,             AMEX Assurance Company        IDS Tower 10                 Director
Director and Senior Vice                                    Minneapolis, MN 55440
President

                              American Centurion Life                                    Director
                              Assurance Company

                              American Enterprise Life                                   Director and Chairman of
                              Insurance Company                                          the Board

                              American Express Corporation                               Director and President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Director and President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              American Express Service                                   Vice President
                              Corporation

                              American Partners Life                                     Director and Chairman of
                              Insurance Company                                          the Board

                              IDS Certificate Company                                    Director and Chairman of
                                                                                         the Board

                              IDS Insurance Agency of                                    Director and President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and President
                              Wyoming Inc.

                              IDS Life Insurance Company                                 Director and President

                              IDS Life Series Fund, Inc.                                 Director and President

                              IDS Life Variable Annuity                                  Manager, Chairman of the
                              Funds A and B                                              Board and President

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115

                              IDS Life Insurance Company    P.O. Box 5144                Director, Chairman of the
                              of New York                   Albany, NY 12205             Board and President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President

                              IDS Life Series Fund, Inc.                                 Vice President and Chief
                                                                                         Actuary

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Claire Kolmodin,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,             American Express Financial    IDS Tower 10                 Director and Senior Vice
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440        President
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edward Labenski, Jr.,         American Express Asset        IDS Tower 10                 Senior Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kurt A Larson,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lori J. Larson,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Futures Corporation                                    Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,         American Express Financial    IDS Tower 10                 Vice President and Chief
Vice President and Chief      Advisors Inc.                 Minneapolis, MN 55440        U.S. Economist
U.S. Economist
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Trust                                     Director
                              Company

                              IDS Plan Services of                                       Director
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,           American Express Financial    IDS Tower 10                 Director and Executive
Director and Executive Vice   Advisors Inc.                 Minneapolis, MN 55440        Vice President
President

                              IDS Securities Corporation                                 Director, President and
                                                                                         Chief Executive Officer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary J. Malevich,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Fred A. Mandell,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas W. Medcalf,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paula R. Meyer,               American Enterprise Life      IDS Tower 10                 Vice President
Vice President                Insurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and President
                              Insurance Company

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James A. Mitchell,            AMEX Assurance Company        IDS Tower 10                 Director
Director and Executive Vice                                 Minneapolis, MN 55440
President

                              American Enterprise                                        Director
                              Investment Services Inc.

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director and Senior Vice
                              Corporation                                                President

                              American Express Tax and                                   Director
                              Business Services Inc.

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director, Chairman of the
                                                                                         Board and Chief Executive
                                                                                         Officer

                              IDS Plan Services of                                       Director
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

William P. Miller,            Advisory Capital Strategies   IDS Tower 10                 Vice President
Vice President and Senior     Group Inc.                    Minneapolis, MN 55440
Portfolio Manager

                              American Express Asset                                     Senior Vice President
                              Management Group Inc.

                              American Express Financial                                 Vice President and Senior
                              Advisors Inc.                                              Portfolio Manager
----------------------------- ----------------------------- ---------------------------- ----------------------------

Pamela J. Moret,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Vice President
                              Company

                              IDS Life Insurance Company                                 Executive Vice President

                              IDS Life Insurance Company    P.O. Box 5144                Vice President
                              of New York                   Albany, NY  12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barry J. Murphy,              American Express Client       IDS Tower 10                 Director and President
Director and Senior Vice      Service Corporation           Minneapolis, MN 55440
President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary Owens Neal,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James R. Palmer,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Carla P. Pavone,              American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald W. Powell,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              IDS Cable Corporation                                      Vice President and
                                                                                         Assistant Secretary

                              IDS Cable II Corporation                                   Vice President and
                                                                                         Assistant Secretary

                              IDS Management Corporation                                 Vice President and
                                                                                         Assistant Secretary

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Assistant Secretary

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Assistant Secretary

                              IDS Realty Corporation                                     Vice President and
                                                                                         Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

 James M. Punch,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,       American Express Asset        IDS Tower 10                 Vice President
Senior Vice President         Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,           Advisory Capital Strategies   IDS Tower 10                 Director
Senior Vice President         Group Inc.                    Minneapolis, MN 55440

                              American Express Asset                                     Director, President and
                              Management Group Inc.                                      Chief Executive Officer

                              American Express Asset                                     Director
                              Management International,
                              Inc.

                              American Express Asset                                     Director
                              Management Ltd.

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

John P. Ryan,                 American Express Financial    IDS Tower 10                 Vice President and General
Vice President and General    Advisors Inc.                 Minneapolis, MN 55440        Auditor
Auditor
----------------------------- ----------------------------- ---------------------------- ----------------------------

Erven A. Samsel,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,           American Centurion Life       IDS Tower 10                 Director, Chairman and
Senior Vice President and     Assurance Company             Minneapolis, MN 55440        President
Chief Financial Officer

                              American Enterprise Life                                   Executive Vice President
                              Insurance Company

                              American Express Financial                                 Senior Vice President and
                              Advisors Inc.                                              Chief Financial Officer

                              American Express Trust                                     Director
                              Company

                              American Partners Life                                     Director and Vice President
                              Insurance Agency

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Executive Vice President
                                                                                         and Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Donald K. Shanks,             AMEX Assurance Company        IDS Tower 10                 Senior Vice President
Vice President                                              Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Senior Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

F. Dale Simmons,              AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Vice President
                              Insurance Company

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Partnership Services                                   Director and Vice President
                              Corporation

                              IDS Real Estate Services                                   Director and Vice President
                              Inc.

                              IDS Realty Corporation                                     Director and Vice President

                              IDS Life Insurance Company    Box 5144                     Vice President and
                              of New York                   Albany, NY 12205             Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Smith,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Controller
Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Bridget Sperl,                American Express Client       IDS Tower 10                 Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,        American Enterprise Life      IDS Tower 10                 Director, Vice President,
Vice President and            Insurance Company             Minneapolis, MN 55440        General Counsel and
Assistant General Counsel                                                                Secretary

                              American Express Corporation                               Director, Vice President
                                                                                         and Secretary

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Assistant General Counsel

                              American Partners Life                                     Director, Vice President,
                              Insurance Company                                          General Counsel and
                                                                                         Secretary

                              IDS Life Insurance Company                                 Vice President, General
                                                                                         Counsel and Secretary

                              IDS Life Series Fund Inc.                                  General Counsel and
                                                                                         Assistant Secretary

                              IDS Life Variable Annuity                                  General Counsel and
                              Funds A & B                                                Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

James J. Strauss,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,       American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,             American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Asset                                     Director and Senior Vice
                              Management International,                                  President
                              Inc.

                              American Express Asset                                     Director and Vice Chairman
                              Management Ltd.

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Fund Management Limited                                Director and Vice Chairman
----------------------------- ----------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael L. Weiner,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Capital Holdings Inc.                                  Vice President

                              IDS Futures Brokerage Group                                Vice President

                              IDS Futures Corporation                                    Vice President, Treasurer
                                                                                         and Secretary

                              IDS Sales Support Inc.                                     Director, Vice President
                                                                                         and Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey F. Welter,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,            American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael D. Wolf,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael R. Woodward,          American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------


Item 29. Principal Underwriters.

(a)      American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity
         Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global
         Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International
         Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market
         Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS
         Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special
         Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond
         Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust;
         Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate
         Company.

(b)      As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address           Position and Offices with         Offices with Registrant
                                              Underwriter
--------------------------------------------- --------------------------------- --------------------------

Ronald G. Abrahamson                          Vice President-Service Quality    None
IDS Tower 10                                  and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                              Senior Vice President-Human       None
IDS Tower 10                                  Resources
Minneapolis, MN  55440

Peter J. Anderson                             Senior Vice                       Vice President
IDS Tower 10                                  President-Investment Operations
Minneapolis, MN  55440

Ward D. Armstrong                             Vice President-American           None
IDS Tower 10                                  Express, Institutional Services
Minneapolis, MN  55440

John M. Baker                                 Vice President-Plan Sponsor       None
IDS Tower 10                                  Services
Minneapolis, MN  55440

Joseph M. Barsky III                          Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Timothy V. Bechtold                           Vice President-Risk Management    None
IDS Tower 10                                  Products
Minneapolis, MN  55440

John D. Begley                                Group Vice                        None
Suite 100                                     President-Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                               Group Vice President-Los          None
Suite 900, E. Westside Twr                    Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                                Vice President-Mature Market      None
IDS Tower 10                                  Group
Minneapolis, MN  55440

Walter K. Booker                              Group Vice President-New Jersey   None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                             Group Vice President-Gulf States  None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                             Group Vice President-Northwest    None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                            Vice President-Sales Support      None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                                Senior Vice President-Law and     None
IDS Tower 10                                  Corporate
Minneapolis, MN  55440                        Affairs

Daniel J. Candura                             Vice President-Marketing Support  None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                            Vice President-American Express   None
IDS Tower 10                                  Securities Services
Minneapolis, MN  55440

Mark W. Carter                                Senior Vice President and Chief   None
IDS Tower 10                                  Marketing Officer
Minneapolis, MN  55440

James E. Choat                                Senior Vice                       None
IDS Tower 10                                  President-Institutional
Minneapolis, MN  55440                        Products Group

Kenneth J. Ciak                               Vice President and General        None
IDS Property Casualty                         Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                              Vice President - Advisor          None
IDS Tower 10                                  Staffing, Training and Support
Minneapolis, MN 55440

Roger C. Corea                                Group Vice President-Upstate      None
290 Woodcliff Drive                           New York
Fairport, NY  14450

Henry J. Cormier                              Group Vice President-Connecticut  None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                              Group Vice President-Arkansas /   None
Suite 200                                     Springfield / Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                                Group Vice                        None
Suite 312                                     President-Carolinas/Eastern
7300 Carmel Executive Pk                      Georgia
Charlotte, NC  28226

Colleen Curran                                Vice President and assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Reginia David                                 Vice President-Systems Services   None
IDS Tower 10
Minneapolis, MN  55440

Luz Maria Davis                               Vice President-Communications     None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                         Group Vice                        None
Suite 500, 8045 Leesburg Pike                 President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                              Group Vice President-Eastern      None
Two Datran Center                             Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

James P. Egge                                 Group Vice President - Western    None
4305 South Louise, Suite 202                  Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                                 Senior Vice President, General    None
IDS Tower 10                                  Counsel and Chief Compliance
Minneapolis, MN  55440                        Officer

Robert M. Elconin                             Vice President-Government         None
IDS Tower 10                                  Relations
Minneapolis, MN  55440

Louise P. Evenson                             Group Vice President-San          None
Suite 200                                     Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Phillip W. Evans,                             Group Vice President - Rocky      None
Suite 600                                     Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                               Vice President-Mutual Fund        None
IDS Tower 10                                  Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                           Vice President-Institutional      None
IDS Tower 10                                  Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                                Vice President and Corporate      None
IDS Tower 10                                  Controller
Minneapolis, MN  55440

William P. Fritz                              Group Vice President-Gateway      None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                                  Group Vice President-Twin City    None
8500 Tower Suite 1770                         Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                               Vice President and Marketing      None
IDS Tower 10                                  Controller
Minneapolis, MN  55440

Teresa A. Hanratty                            Group Vice President-Northern     None
Suites 6&7                                    New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                              Group Vice President-Boston       None
Two Constitution Plaza                        Metro
Boston, MA  02129

Lorraine R. Hart                              Vice President-Insurance          None
IDS Tower 10                                  Investments
Minneapolis, MN  55440

Scott A. Hawkinson                            Vice President-Assured Assets     None
IDS Tower 10                                  Product Development and
Minneapolis, MN  55440                        Management

Brian M. Heath                                Group Vice President-North Texas  None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                               Vice President - Incentive        None
IDS Tower 10                                  Management
Minneapolis, MN  55440

James G. Hirsh                                Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                                  Group Vice President-Rhode        None
319 Southbridge Street                        Island/Central-Western
Auburn, MA  01501                             Massachusetts

David J. Hockenberry                          Group Vice President-Eastern      None
30 Burton Hills Blvd.                         Tennessee
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                             Vice President and Treasurer      None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                               Chairman, President and Chief     Board member
IDS Tower 10                                  Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                             Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

James M. Jensen                               Vice President-Insurance          None
IDS Tower 10                                  Product Development and
Minneapolis, MN  55440                        Management

Marietta L. Johns                             Senior Vice President-Field       None
IDS Tower 10                                  Management
Minneapolis, MN  55440

Nancy E. Jones                                Vice President - Business         None
IDS Tower 10                                  Development
Minneapolis, MN  55440

James E. Kaarre                               Vice President-Marketing          None
IDS Tower 10                                  Promotions
Minneapolis, MN  55440

Matthew N. Karstetter                         Vice President-Investment         None
IDS Tower 10                                  Accounting
Minneapolis, MN  55440

Linda B. Keene                                Vice President-Market             None
IDS Tower 10                                  Development
Minneapolis, MN  55440

G. Michael Kennedy                            Vice President-Investment         None
IDS Tower 10                                  Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                               Senior Vice                       None
IDS Tower 10                                  President-Distribution Services
Minneapolis, MN  55440

Brian Kleinberg                               Executive Vice                    None
IDS Tower 10                                  President-Financial Direct
Minneapolis, MN  55440

Richard W. Kling                              Senior Vice President-Products    None
IDS Tower 10
Minneapolis, MN  55440

Paul F. Kolkman                               Vice President-Actuarial Finance  None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                               Vice President-Service Quality    None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                              Group Vice President-Greater      None
Suite 108                                     Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                             Director and Senior Vice          None
IDS Tower 10                                  President-Field Management and
Minneapolis, MN  55440                        Business Systems

Mitre Kutanovski                              Group Vice President-Chicago      None
Suite 680                                     Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.                           Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Kurt A. Larson                                Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Lori J. Larson                                Vice President - Brokerage and    None
IDS Tower 10                                  Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                          Vice President and Chief U.S.     None
IDS Tower 10                                  Economist
Minneapolis, MN  55440

Peter A. Lefferts                             Senior Vice President-Corporate   None
IDS Tower 10                                  Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                            Director and Executive Vice       None
IDS Tower 10                                  President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                              Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Fred A. Mandell                               Vice President-Field Marketing    None
IDS Tower 10                                  Readiness
Minneapolis, MN  55440

Daniel E. Martin                              Group Vice President-Pittsburgh   None
Suite 650                                     Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Thomas W. Medcalf                             Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Paula R. Meyer                                Vice President - Assured Assets   None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                             Vice President and Senior         None
IDS Tower 10                                  Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                             Executive Vice                    None
IDS Tower 10                                  President-Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                               Vice President-Variable Assets    None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                           Group Vice President-Central      None
Suite 200                                     California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                               Senior Vice President-Client      None
IDS Tower 10                                  Service
Minneapolis, MN  55440

Mary Owens Neal                               Vice President-Mature Market      None
IDS Tower 10                                  Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                            Group Vice President-New York     None
Suite 220                                     Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                            Vice President - Advisory         None
IDS Tower 10                                  Business Systems
Minneapolis, MN 55440

James R. Palmer                               Vice President-Taxes              None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                                Group Vice President -            None
10200 SW Greenburg Road                       Portland/Eugene
Suite 110
Portland OR 97223

Carla P. Pavone                               Vice President-Compensation and   None
IDS Tower 10                                  Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                             Senior Vice President - Group
IDS Tower 10                                  Relationship Leader/AXP
Minneapolis, MN  55440                        Technologies Financial Services

Susan B. Plimpton                             Vice President-Marketing          None
IDS Tower 10                                  Services
Minneapolis, MN  55440

Larry M. Post                                 Group Vice                        None
One Tower Bridge                              President-Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                              Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Diana R. Prost                                Group Vice President -            None
3030 N.W. Expressway                          Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                                Vice President-Special Projects   None
IDS Tower 10
Minneapolis, MN  55440

Frederick C. Quirsfeld                        Senior Vice President - Fixed     None
IDS Tower 10                                  Income
Minneapolis, MN  55440

R. Daniel Richardson                          Group Vice President-Southern     None
Suite 800                                     Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                             Senior Vice President-Field       None
IDS Tower 10                                  Management and Financial
Minneapolis, MN  55440                        Advisory Service

Stephen W. Roszell                            Senior Vice                       None
IDS Tower 10                                  President-Institutional
Minneapolis, MN  55440

Max G. Roth                                   Group Vice                        None
Suite 201 S IDS Ctr                           President-Wisconsin/Upper
1400 Lombardi Avenue                          Michigan
Green Bay, WI  54304

John P. Ryan                                  Vice President and General        None
IDS Tower 10                                  Auditor
Minneapolis, MN  55440

Erven A. Samsel                               Senior Vice President-Field       None
45 Braintree Hill Park                        Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                           Group Vice                        None
Suite 201                                     President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                             Group Vice                        None
Suite 205                                     President-Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                            Senior Vice President and Chief   None
IDS Tower 10                                  Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                              Vice President-Property Casualty  None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                               Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                              Vice President -Quality and       None
IDS Tower 10                                  Service Support
Minneapolis, MN  55440

William A. Smith                              Vice President and                None
IDS Tower 10                                  Controller-Private Client Group
Minneapolis, MN  55440

James B. Solberg                              Group Vice President-Eastern      None
466 Westdale Mall                             Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                                 Vice President-Geographic         None
IDS Tower 10                                  Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                             Group Vice President-Southern     None
Suite 1100                                    California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                               Vice President - Cardmember       None
IDS Tower 10                                  Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                              Group Vice President-Outstate     None
Suite 433                                     Minnesota Area/ North
9900 East Bren Road                           Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                         Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

James J. Strauss                              Vice President and General        None
IDS Tower 10                                  Auditor
Minneapolis, MN  55440

Jeffrey J. Stremcha                           Vice President-Information        None
IDS Tower 10                                  Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                        Vice President - Channel          None
IDS Tower 10                                  Development
Minneapolis, MN  55440

Craig P. Taucher                              Group Vice                        None
Suite 150                                     President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                                Group Vice                        None
Suite 425                                     President-Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

Peter S. Velardi                              Group Vice                        None
Suite 180                                     President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                       Group Vice President - Detroit    None
8115 East Jefferson Avenue                    Metro
Detroit, MI  48214

Wesley W. Wadman                              Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Donald F. Weaver                              Group Vice President - Greater    None
3500 Market Street, Suite 200                 Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                             Senior Vice President-Field       None
1010 Main St. Suite 2B                        Management
Huntington Beach, CA  92648

Michael L. Weiner                             Vice President-Tax Research and   None
IDS Tower 10                                  Audit
Minneapolis, MN  55440

Lawrence J. Welte                             Vice President-Investment         None
IDS Tower 10                                  Administration
Minneapolis, MN  55440

Jeffry M. Welter                              Vice President-Equity and Fixed   None
IDS Tower 10                                  Income Trading
Minneapolis, MN  55440

Thomas L. White                               Group Vice President-Cleveland    None
Suite 200                                     Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                              Group Vice President-Virginia     None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                           Group Vice President-Western      None
Two North Tamiami Trail                       Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                             Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Michael D. Wolf                               Vice President- Senior            None
IDS Tower 10                                  Portfolio Manager
Minneapolis, MN  55440

Michael R. Woodward                           Senior Vice President-Field       None
32 Ellicott St                                Management
Suite 100
Batavia, NY  14020


Item 29(c).       Not applicable.

Item 30.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 31.          Management Services

                  Not Applicable.

Item 32.          Undertakings

                  (a)  Not Applicable.
                  (b)  Not Applicable.
                  (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Money Market Series, Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 25th day of September, 1998.


IDS MONEY MARKET SERIES, INC.


By /s/   William R. Pearce**
         William R. Pearce, President


By /s/   ___________________________________
         Matthew N. Karstetter, Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of September, 1998.

Signature                                            Capacity

/s/  William R. Pearce**                             President and
     William R. Pearce                               Principal Executive
                                                     Officer and Director

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  William H. Dudley*                              Director
     William H. Dudley

/s/  David R. Hubers*                                Director
     David R. Hubers

Signature                                            Capacity

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  Edson W. Spencer*                               Director
     Edson W. Spencer

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  Wheelock Whitney*                               Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 7, 1998, filed electronically herewith by:



____________________________________
Leslie L. Ogg

**Signed pursuant to Officers'  Power of Attorney,  dated Nov. 1, 1995, is filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 45 by:



____________________________________
Leslie L. Ogg

CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 48
TO REGISTRATION STATEMENT NO. 2-54516


This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

         IDS Cash Management Fund prospectus.

Part B.

         Statement of Additional Information for IDS Money Market Series, Inc., IDS Cash Management Fund.

         Financial Statements.

Part C.

         Other information.

         Exhibits.

The signatures.